Taxes	12 Months Ended
Dec. 31, 2024
Taxes
Taxes

17.	Taxes
17.1.	Income taxes

Current taxes

	Current assets		Current liabilities		Non-current liabilities
	12.31.2024	12.31.2023	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Taxes in Brazil
Income taxes (1)	405	199	698	989	330	−
Income taxes - Tax settlement programs	−	−	49	58	200	299
	405	199	747	1,047	530	299
Taxes abroad	6	19	653	253	−	−
Total	411	218	1,400	1,300	530	299
(1) It includes uncertain tax treatments (see note 17.1).

Income taxes are calculated based on a 15% rate plus additional 10% on the taxable income for the IRPJ, and 9% on taxable income for the CSLL, considering the offset of tax loss carryforwards and negative basis of the CSLL, limited to 30% of the taxable income of the year. As of 2015, due to the release of Law No. 12,973/2014, the net income obtained abroad by a direct or indirect subsidiary, or by an associated company, adjusted by dividends and by the result of equity accounted investments, multiplied by the income taxes rates existing in Brazil, comprise the income taxes expenses.

Income taxes assets refer mainly to tax credits resulting from the monthly process for estimation and payment of income taxes, in addition to the negative balance of IRPJ and CSLL related to 2017, 2018, 2019 and 2021. Income taxes within current liabilities refer to the current portion of IRPJ and CSLL to be paid.

Tax settlement programs mainly relate to a notice of deficiency issued by the Brazilian Federal Revenue Service due to the treatment of expenses arising from the Terms of Financial Commitment (TFC). These amounts are deductible in determining taxable profit for the calculation of income taxes. The payment term is 145 monthly installments, indexed by the Selic interest rate, as of January 2018.

Reconciliation between statutory income tax rate and effective income tax rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2024	2023	2022
Net income before income taxes	11,142	35,396	53,525
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(3,787)	(12,036)	(18,197)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	1,319	1,329	1,234
Different jurisdictional tax rates for companies abroad	969	579	822
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(502)	(530)	(763)
Tax incentives	101	303	187
Effects of the global minimum tax	(91)	-	-
Internal transfer prices adjustments for operations between related parties abroad (2)	(92)	-	-
Tax loss carryforwards (unrecognized tax losses) (3)	93	23	221
Enrollment in the tax settlement program (4)	(145)	-	-
Post-employment benefits (5)	(1,280)	(348)	(394)
Results of equity-accounted investments in Brazil and abroad	(233)	(88)	87
Non-incidence of income taxes on indexation (SELIC interest rate) of undue paid taxes	113	54	33
Others	(2)	313	-
Income taxes	(3,537)	(10,401)	(16,770)
Deferred income taxes	4,046	(876)	(906)
Current income taxes	(7,583)	(9,525)	(15,864)
Effective tax rate of income taxes	31.7%	29.4%	(31.3)%
(1) It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(2) Law 14,596/23 effective as of January 1, 2024.
(3) In 2024, Petrobras recognized a tax loss and a negative basis of the CSLL of a subsidiary in the amount of US$ 53, within the scope of the incentivized self-regulation program for taxes administered by the Federal Revenue of Brazil (Law No. 14.740/23 and RFB Normative Instruction No. 2.168/23), to settle a debt amounting to US$ 112, with a US$ 59 down payment.
(4) It arises from non-deductible expenses with fines related to the enrollment to the tax settlement program. For more information, see note 17.3.
(5) It includes uncertain tax treatments (see note 17.1.1).

Deferred income taxes - non-current

The changes in the deferred income taxes are presented as follows:

	2024	2023
Opening balance	(9,945)	(5,918)
Recognized in the statement of income for the period	4,046	(876)
Recognized in shareholders’ equity	3,920	(2,559)
Translation adjustment	1,439	(602)
Use of tax loss carryforwards	(6)	-
Others	(2)	10
Closing balance	(548)	(9,945)

The composition of deferred tax assets and liabilities is set out in the following table:

Nature	Realization basis	12.31.2024	12.31.2023
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(6,286)	(6,296)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	3,462	4,203
PP&E - Right-of-use assets	Depreciation, amortization and write-offs of assets	(8,518)	(9,369)
PP&E - depreciation methods and capitalized borrowing costs	Depreciation, amortization and write-offs of assets	(16,043)	(18,784)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	2,636	(2,479)
Leasings	Appropriation of the considerations	10,829	9,240
Provision for decommissioning costs	Payments and use of provisions	9,118	8,010
Provision for legal proceedings	Payments and use of provisions	818	954
Tax loss carryforwards	Taxable income compensation	976	1,140
Inventories	Sales, write-downs and losses	424	411
Employee Benefits	Payments and use of provisions	1,191	2,036
Others		845	989
Total		(548)	(9,945)
Deferred tax assets		922	965
Deferred tax liabilities		(1,470)	(10,910)

Timing of reversal of deferred income taxes

Deferred tax assets were recognized based on projections of taxable profit in future periods supported by the assumptions within the Company’s Business Plan 2025-2029, whose pillars are the preservation of financial strength, financial and environment resilience of projects, and focus on value creation.

Management considers that the deferred tax assets will be realized to the extent the deferred tax liabilities are reversed and expected taxable events occur based on its Business Plan 2025-2029.

The estimated schedule of recovery/reversal of net deferred tax assets and liabilities as of December 31, 2024 is set out in the following table:

	Assets	Liabilities
2025	125	(635)
2026	53	(1,070)
2027	56	(809)
2028	76	685
2029	64	705
2030 and thereafter	548	2,594
Recognized deferred tax assets	922	1,470

In addition, the Company has tax loss carryforwards arising from offshore subsidiaries, for which no deferred taxes were recognized.

		Assets
	12.31.2024	12.31.2023
Brazil	4	368
Abroad	635	780
Unrecognized deferred tax assets	639	1,148

These unrecognized deferred tax assets arise mainly from subsidiaries operating in the oil and gas exploration and production and refining activities in the United States.

An aging of the unrecognized deferred tax assets from companies abroad is set out below:

	2026-2029	2030-2032	2033-2035	2036-2038	Undefined expiration	Total
Unrecognized deferred tax assets	14	147	292	130	52	635

17.1.1.	Uncertain tax treatments on income taxes

As of December 31, 2024, the Company has US$ 767 (US$ 330 as of December 31, 2023) of uncertain tax treatments, provisioned in the statement of financial position, mainly related to the deduction of amounts paid in the basis of calculation of income taxes in Brazil, as well as to the incidence of Corporate Income Tax (CIT) on transactions abroad, related to judicial and administrative proceedings. In addition, the Company has US$ 5,229 of uncertain tax treatments (US$ 6,982 as of December 31, 2023), unprovisioned, in Brazil and abroad, on income taxes related to judicial and administrative proceedings (see note 19.3).

As of December 31, 2024, the Company has other positions that can be considered as uncertain tax treatments on income taxes amounting to US$ 4,274 (US$ 4,063 as of December 31, 2023), given the possibility of different interpretation by the tax authority. These uncertain tax treatments are supported by technical assessments and tax risk assessment methodology. Therefore, Petrobras believes that such positions are likely to be accepted by the tax authorities (including judicial courts).

Thus, as of December 31, 2024, the total amount of uncertain tax treatments amounts to US$ 10,270 (US$ 11,375 as of December 31, 2023), for which Petrobras will continue to defend its position.

Accounting policy for income taxes

The Company calculates income taxes in accordance with current legislation and applying the rates in effect at the end of reporting period. Income taxes expense for the period are recognized in the statement of income of the period, except when the tax arises from a transaction or event which is recognized directly in equity.

a)	Current income taxes

Current income taxes are offset when they relate to income taxes levied on the same taxable entity and by the same tax authority, when there is a legal right and the entity has the intention to set off current tax assets and current tax liabilities, simultaneously.

Uncertain tax treatments are periodically assessed, considering the probability of acceptance by the tax authority.

b)	Deferred income taxes

Deferred income taxes are generally recognized on temporary differences between the tax base of an asset or liability and its carrying amount. They are measured at the tax rates that are provided for in the specific legislation to apply to the period when the asset is realized or the liability is settled.

Deferred tax assets and liabilities are recognized for all deductible temporary differences and carryforward of unused tax losses or credits to the extent that it is probable that taxable profit will be available against which those deductible temporary differences can be utilized. When there are insufficient taxable temporary differences relating to the same taxation authority and the same taxable entity, a deferred tax is recognized to the extent that it is probable that the entity will have sufficient taxable profit in future periods, based on projections approved by management and supported by the Company’s Strategic Plan.

Deferred tax assets and liabilities are offset when they relate to income taxes levied on the same taxable entity, when a legally enforceable right to set off current tax assets and current tax liabilities exists and when the deferred tax assets and deferred tax liabilities relate to taxes levied by the same tax authority on the same taxable entity.

17.2.	Other taxes

	Current assets		Non-current assets		Current liabilities		Non-current liabilities (1)
	12.31.2024	12.31.2023	12.31.2024	12.31.2023	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Taxes in Brazil
Current / Non-current ICMS (VAT)	461	592	599	607	916	1,032	−	−
Current / Non-current PIS and COFINS (2)	1,043	304	2,044	2,876	373	265	134	141
Claim to recover PIS and COFINS	−	−	590	733	−	−	−	−
Production taxes	−	−	−	−	1,509	2,094	87	145
Withholding income taxes	−	−	−	−	294	272	−	−
Others	45	58	344	290	169	443	80	90
Total in Brazil	1,549	954	3,577	4,506	3,261	4,106	301	376
Taxes abroad	6	6	24	10	23	60	−	−
Total	1,555	960	3,601	4,516	3,284	4,166	301	376
(1) Other non-current taxes are classified within other non-current liabilities in the statement of financial position.
(2) At December 31, 2024, current assets comprises deferred PIS and COFINS amounts reclassified from non-current assets, as well as tax credits arising from the enrollment to the tax settlement program (see note 17.3).

Current and non-current ICMS (VAT) credits arise from requests for extemporaneous and overpaid tax, offset in accordance with the legislation of each state. They also arise on the acquisition of assets for property, plant and equipment, which are offset in a straight line over 4 years.

Current and non-current PIS/COFINS credits mainly refer to the acquisition of goods and services for assets under construction, since their use is permitted only after these assets enter into production. These credits also refer to extemporaneous tax credits requested to the Brazilian Federal Revenue Service from 2017 to 2024, for which the Company has been filing lawsuits to speed up the analysis by the Brazilian Federal Revenue Service, of which the amount of US$ 62 was allowed and used in the basis of calculation of PIS and COFINS for 2024.

Production taxes are financial compensation due by companies that explore and produce oil and natural gas in Brazilian territory. They are composed of royalties, special participations, signature bonuses and payment for retention or occupation of area. They include the amounts referring to an agreement with the ANP to close a legal proceeding involving the recalculation of royalties and special participations relating to oil production in the Jubarte field, from August 2009 to February 2011 and from December 2012 to February 2015.

Claim to recover PIS and COFINS

The Company filed civil lawsuits against the Brazilian Federal Government, claiming to recover PIS and COFINS paid over finance income and foreign exchange variation gains, from February 1999 to January 2004.

The court granted to the Company, in all the lawsuits, the definitive right to recover those taxes. Regarding two actions relating to Petroquisa, a former subsidiary that had been incorporated by the Company, the corresponding amounts were paid by the Brazilian Federal Government in previous years. In relation to the two remaining cases, both had rulings by the court favorable to the Company and, in one of them, the Brazilian Federal Government has already expressed its agreement and there was a decision in favor of the Company, still subject to appeal. Regarding the other lawsuit, there is no court decision at this point.

17.3.	Enrollment to the tax settlement program

In June 2024, Petrobras enrolled to a Transaction Notice published in the same month by the Attorney General's Office of the Brazilian National Treasury (PGFN) and the Brazilian Federal Revenue (RFB), for the settlement of relevant litigation related to the taxation of remittances abroad, arising from the bipartition of the legal transaction agreed in a chartering contract for vessels and platforms, and in another contract for services.

The Transaction Notice provided for the settlement of debts under dispute relating to the taxation of CIDE, PIS and COFINS, from 2008 to 2013, whose updated amount on June 28, 2024, date of the enrollment, was US$ 8,087. For more information on the balance of the contingent liability related to the taxation of remittances abroad, which includes the debts relating to the taxation of CIDE, PIS and COFINS, see note 19.3.

The enrollment to this program brings economic benefits, as continuing the discussions would require further financial effort to provide and maintain judicial guarantees related to the Negotiated Legal Proceeding (NJP) agreed with the PGFN, in addition to other procedural costs and expenses.

The Transaction Notice provided for a 65% discount on the debt in Brazilian reais, after the conversion of related judicial deposits into definitive payment. Therefore, on the enrollment date, the Company recognized a US$ 3,571 liability in the statement of financial position, within other taxes payable, relating to CIDE, PIS, and COFINS. The settlement of this tax liability is defined as follows:

12.31.2024
Enrollment to the program	3,571
Use of judicial deposits	(1,197)
Use of tax credits	(233)
Indexation to the Selic interest rate	47
Down payment and monthly installments	(2,154)
Translation adjustment	(34)
Balance at December 31, 2024	−

As part of this tax transaction is related to projects in which the Company operates in partnership in E&P consortia, Petrobras started negotiations with its partners for the reimbursement of the corresponding amounts to their respective interests, in the expected amount of US$ 476, which were recognized and received in 2024.

Effects or the tax transaction in the statement of income

Jan-Dec/2024
Principal and fines	1,640
Indexation to the SELIC interest rate as of the enrollment	2,043
Total debt enrolled in the tax settlement program (1)	3,683
PIS and COFINS tax credits after enrolling the program (2)	(538)
Use of tax loss carryforwards	(240)
Indexation to the Selic interest rate of Judicial deposits, taxes over tax credits and others	289
Income taxes (3)	(932)
Effect in the statement of income	2,262
Reimbursements approved by partners in joint ventures until December 31, 2024	(476)
Income taxes (3)	143
Total effect on the statement of income	1,929
Other taxes	669
Net finance income (expense)	2,050
Income taxes	(789)
Total effect on the statement of income	1,930
(1) Amounts differ from the previous table due to different exchange rates on translation of liabilities (closing exchange rate) and income and expenses (average exchange rate).
(2) It arises from the debts included in the tax transaction, after discount applied, as provided for in the transaction notice, recognized in the statement of financial position, within other recoverable taxes, and used in the calculation of these taxes for January and February 2025.
(3) Tax effects resulting from the tax transaction.

17.4.	Global Minimum Tax (Pillar II)

In December 2021, the Organization for Economic Cooperation and Development (OECD) released the Pillar II model rules to ensure that multinationals companies with annual revenues exceeding €750 million pay a minimum 15% tax on income in each jurisdiction where they operate (Global Minimum Tax).

The Pillar II provides that, if the Parent Entity is located in a jurisdiction that has not implemented these set of rules, this tax will be levied on the next entity in the organizational structure (Intermediate Parent Entity) located in a jurisdiction that has implemented it, following a top-down approach.

The Netherlands and Spain enacted new tax legislation to implement the Pillar II rules, effective January 2024. Singapore also implemented it, effective January 2025.

Brazil has implemented the Domestic Minimum Top-up Tax, effective January 2025, known as "additional to CSLL", applicable only to Brazilian companies. Petrobras is in the process of assessing if there is any exposure arising from this legislation and expects to complete the assessment during 2025.

Considering that, in 2024, Brazil had not implemented any Top-up tax legislation and following the top-down approach, Petrobras was subject to the Top-up Tax through its Intermediate Parent Entity, Petrobras International Braspetro B.V. (PIBBV), based in the Netherlands. Thus, in 2024, a US$ 94 Top-up expense was recognized within income taxes, related to the Netherlands jurisdiction, where the effective tax rate did not reach the minimum 15% threshold provided for the Pillar II legislation. No material tax liability is expected in the other jurisdictions where the PIBBV has investments.

Petrobras applied the temporary relief of deferred tax assets or liabilities arising from this new taxation, permitted by the amendments to the IAS 12 - Income taxes. Accordingly, the Top-up income taxes are recognized as current income taxes when incurred, without recognizing deferred tax assets or liabilities related to the Pillar II.